As filed with the U.S. Securities and Exchange Commission on January 21, 2005

Securities Act File No. 2-74288

Investment Company Act File No. 811-03275

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 102	☒

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 104	☒
(Check appropriate box or boxes)

Smith Barney Investment Funds Inc.

(Exact Name of Registrant as Specified in Charter)

125 Broad Street
New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 451-2010

Robert I. Frenkel

Smith Barney Investment Funds Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and Address of Agent for Service)

Copy to:

Dianne E. O’Donnell, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 28, 2005 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for previously filed post-effective amendments.

PART A

The Prospectuses for Smith Barney Small Cap Growth Fund of Smith Barney Investment Funds Inc. (the “Fund”) are incorporated by reference to Part A of Post-Effective Amendment No. 100 to the Fund’s Registration Statement filed on November 23, 2004 (Accession No. 0001193125-04-202429).

The Prospectuses for Smith Barney Small Cap Value Fund and Smith Barney Group Spectrum Fund of Smith Barney Investment Funds Inc. (the “Funds—PEA 101”) are incorporated by reference to Part A of Post-Effective Amendment No. 101 to the Fund’s Registration Statement filed on November 26, 2004 (Accession No. 0001193125-04-203842).

PART B

The Statement of Additional Information for the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 100 to the Fund’s Registration Statement filed on November 23, 2004 (Accession No. 0001193125-04-202429).

The Statement of Additional Information for the Funds—PEA 101 is incorporated by reference to Part B of Post-Effective Amendment No. 101 to the Fund’s Registration Statement filed on November 26, 2004 (Accession No. 0001193125-04-203842).

PART C —

OTHER INFORMATION

Item 22. Exhibits

All references are to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) as filed with the SEC on October 2, 1981 (File Nos. 2-74288 and 811-3275).

(a)(1) Articles of Restatement dated September 17, 1993 to Registrant’s Articles of Incorporation dated September 28, 1981, Articles of Amendment dated October 14, 1994, Articles Supplementary, Articles of Amendment dated October 14, 1994, Articles Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994. Articles of Amendment No. 46 filed October 23, 1997 are incorporated by reference to Post-Effective Amendment dated October 23, 1997 (“Post-Effective Amendment No. 46”). Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49 filed on July 16, 1998 (“Post-Effective Amendment No. 49”). Articles of Amendment dated April 29, 2004 are incorporated by reference to Post-Effective Amendment No. 94 filed on April 29, 2004 (“Post-Effective Amendment No. 94”). Articles Supplementary dated July 15, 2004 are incorporated by reference to Post-Effective Amendment No. 96 filed on July 16, 2004 (“Post-Effective Amendment No. 96”). Articles Supplementary dated August 23, 2004 are incorporated by reference to Post-Effective Amendment No. 97 filed on August 24, 2004.

(b) Registrant’s By-Laws as amended on September 30, 1992 are incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement filed on Form N-1A (File No. 2-74288) as filed with the Securities and Exchange Commission on April 30, 1993.

(b)(2) Amended and Restated By-Laws are incorporated by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement filed on April 30, 2003.

(c) Registrant’s form of stock certificate for Smith Barney Hansberger Global Value Fund (“Global Value Fund”) and Smith Barney Hansberger Global Value Small Cap Fund (“Small Cap Fund”) is incorporated by reference to Post-Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30, 1993, between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund and Smith Barney Special Equities Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreement on behalf of Smith Barney Growth Opportunity Fund and Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995 (“Post-Effective Amendment No. 40”).

(d)(3) Investment Management Agreement on behalf of Global Value Fund and Global Small Cap Fund between Registrant and Smith Barney Mutual Funds Management Inc. is incorporated by reference to Post-Effective Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global Value Fund and Global Small Cap Fund between MMC and Hansberger Global Investors Inc. is incorporated by reference to Post-Effective Amendment No. 46.

(d)(5) Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney Small Cap Value Fund between Registrant and Mutual Management Corp. is incorporated by reference to Post-Effective Amendment No. 49.

(d)(6) Investment Management Agreements on behalf of Smith Barney Premier Selections Fund, Smith Barney Premier Selections All Cap Growth Fund and Smith Barney Premier Selections Global Growth Fund are incorporated by reference to Post-Effective Amendment No. 94.

(d)(7) Investment Management Agreement between the Registrant on behalf of Smith Barney Multiple Discipline Funds—Balanced All Cap Growth and Value Fund and Smith Barney Fund Management LLC (“SBFM”) is incorporated by reference to Post-Effective Amendment No. 96.

(d)(8) Amendment to the Sub-Advisory Agreement between the Registrant on behalf of Global Value Fund, SBFM and Hausberger Global Investors, dated April 23, 2003, incorporated by reference to Post-Effective Amendment No. 98 filed on August 27, 2004.

(d)(9) Form of Investment Management Agreement between the Registrant on behalf of Smith Barney Real Return Strategy Fund and SBFM incorporated by reference to Post-Effective Amendment No. 99 filed on November 5, 2004.

(d)(10) Form of Sub-Advisory Agreement between the Registrant, on behalf of Smith Barney Real Return Strategy Fund, SBFM and Citigroup Asset Management Limited incorporated by reference to Post-Effective Amendment No. 99 filed on November 5, 2004.

(d)(11) Form of Sub-Advisory Agreement between the Registrant, on behalf of Smith Barney Real Return Strategy Fund, SBFM and Travelers Investment Management Company incorporated by reference to Post-Effective Amendment No. 99 filed on November 5, 2004.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc. is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993. File 33-50153.

(e)(2) Form of Distribution Agreement between the Registrant and PFS Distributors on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(e)(3) Form of Distribution Agreement between the Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(e)(4) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 56 filed on February 26, 1999.

(e)(5) Form of Distribution Agreement with Salomon Smith Barney Inc. is incorporated by reference to Post- Effective Amendment No. 77 filed on December 5, 2000 (“Post- Effective Amendment No. 77”).

(e)(6) Form of Distribution Agreement between the Registrant and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 81 filed on April 26, 2001 (“Post-Effective Amendment No. 81”).

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National Association is incorporated by reference to Post—Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective Amendment No. 46.

(g)(3) Custodian Agreement with State Street and Trust Company is incorporated by reference to Post-Effective Amendment No. 86.

(h)(1) Transfer Agency and Registrar Agreement dated August 5, 1993 with First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 31 as filed on December 22, 1993 (“Post-Effective Amendment No. 31”).

(h)(2) Sub-Transfer Agency Agreement between the Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.

(h)(3) Form of Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 77.

(h)(4) Form of Sub-Transfer Agency Agreement dated October 1, 1999 between City Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) and PFPC Global Fund Services (f/k/a First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 77.

(h)(5) Form of Sub-Transfer Agency Agreement between Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment No. 81.

(i)(1) Opinion of Robert A. Vegliante, Deputy General Counsel of Smith Barney Mutual Funds Management Inc., filed with the Registrant’s Rule 24f-2 Notice (Accession No. 000091155-97-104) is incorporated by reference.

(j)(1) Not Applicable.

(j)(2) Power of Attorney is incorporated by reference to Post-Effective Amendment No. 89 filed on January 28, 2003.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Special Equities Fund and Smith Barney European Fund and Smith Barney, Inc. (“Smith Barney”) are incorporated by reference to Post-Effective Amendment No. 37 filed on November 3, 1994 (Post-Effective Amendment No. 37”).

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment No. 46.

(m)(4) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment No. 49.

(m)(5) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 77.

(m)(6) Amended and Restated Shareholder Services and Distribution Plan pursuant to 12b-1 between the Registrant and Citigroup Global Markets Inc. is incorporated by reference to Post-Effective Amendment No. 94.

(m)(7) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of its series Smith Barney Multiple Discipline Funds—Balanced All Cap Growth and Value Fund and Citigroup Global Markets Inc. incorporated by reference to Post-Effective Amendment No. 96.

(m)(8) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 for the Registrant on behalf of its series Smith Barney Multiple Discipline Funds—Balanced All Cap Growth and Value Fund and PFS Distributors Inc. incorporated by reference to Post-Effective Amendment No. 96.

(m)(9) Form of Shareholder Services and Distribution Plan pursuant to Rule 12b-1 for the Registrant on behalf of its series Smith Barney Real Return Strategy Fund and Citigroup Global Markets Inc. filed herewith.

(n) Not Applicable.

(o) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement.

(p)(1) Revised Code of Ethics is incorporated by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement.

(p)(2) Code of Ethics of Salomon Smith Barney is incorporated by reference to Post-Effective No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 2-74288) as filed with the Securities and Exchange Commission on January 28, 2003.

(p)(3) Code of Ethics of PFS Distributors, Inc. is incorporated by reference to Post-Effective No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 2-74288) as filed with the Securities and Exchange Commission on January 28, 2003.

(p)(4) Code of Ethics of Citigroup Asset Management Limited incorporated by reference to Post-Effective Amendment No. 99 filed on November 5, 2004.

Item 23.

None.

Item 24. Indemnification

The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October 8, 1993 (File No. 33-50153).

Item 25. Business and Other Connections of Investment Adviser

Investment Adviser—Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) (“Smith Barney Fund Management”). Smith Barney Fund Management was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. Smith Barney Fund Management is an indirect wholly-owned subsidiary of Citigroup Inc.

Smith Barney Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 25 of officers and directors of Smith Barney Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Smith Barney Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Item 26. Principal Underwriters

(a) Citigroup Global Markets Inc. (“CGM”) (formerly Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc, Salomon Brothers Variable Series Funds Inc, Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds

Inc., Smith Barney Investment Trust, Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 26 with respect to each director, officer and partner of Citigroup Global Markets Inc. is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 26 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 27. Location of Accounts and Records

(1)	Smith Barney Investment Funds Inc.
125 Broad Street
New York, New York 10004

(2)	Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

(3)	State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

(4)	Citicorp Trust Bank, fsb
125 Broad Street
New York, New York 10004

(5)	PFPC Inc.
P.O. Box 9699
Providence, Rhode Island 02940-9699

(6)	PFS Distributors Inc.
3120 Breckinridge Blvd.
Duluth, Georgia 30099-0001

Item 28. Management Services

Not Applicable.

Item 29. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 21th day of January, 2005.

SMITH BARNEY INVESTMENT FUNDS INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chairman of the Board (Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board (Chief Executive Officer)	January 21, 2005

/s/ Kaprel Oszolak Kaprel Oszolak	Treasurer (Chief Financial Officer)	January 21, 2005

/s/ Paul R. Ades* Paul R. Ades	Director	January 21, 2005

/s/ Dwight B. Crane* Dwight B. Crane	Director	January 21, 2005

/s/ Frank Hubbard* Frank Hubbard	Director	January 21, 2005

/s/ Jerome Miller* Jerome Miller	Director	January 21, 2005

/s/ Ken Miller* Ken Miller	Director	January 21, 2005

* Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 20, 2002.

/s/ R. Jay Gerken R. Jay Gerken

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit